Stock-Based Compensation Plans (Tables)	24 Months Ended
Oct. 31, 2012
Summary of Stock Option Activity

The following summarizes stock option activity for the years ended October 31:

	2012		2011		2010
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
	(in thousands)		(in thousands)		(in thousands)
Options outstanding, at beginning of year	4,500	$39.65	4,911	$33.81	5,917	$33.09
Granted	1,289	31.69	1,069	60.32	599	38.71
Exercised	(71)	27.66	(1,440)	34.87	(1,147)	30.94
Forfeited/expired	(82)	44.66	(40)	47.06	(458)	38.14

Options outstanding, at end of year	5,636	37.89	4,500	39.65	4,911	33.81

Options exercisable, at end of year	3,672	36.96	3,064	36.07	3,767	34.67

Summary of Stock Options Outstanding and Exercisable

The following table summarizes information about stock options outstanding at October 31, 2012:

	Options Outstanding
	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value
Range of Exercise Prices:	(in thousands)	(in years)		(in millions)
$21.22 - $31.81	2,059	3.5	$24.53	$—
$32.18 - $40.92	1,773	4.3	38.13	—
$42.48 - $69.91	1,804	2.9	52.91	—

The following table summarizes information about stock options exercisable at October 31, 2012:

	Options Exercisable
	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value
Range of Exercise Prices:	(in thousands)	(in years)		(in millions)
$21.22 - $31.81	1,558	3.1	$25.02	$—
$32.18 - $40.92	863	2.7	39.34	—
$42.48 - $69.91	1,251	2.0	50.20	—

Fair Value Option Grant Weighted Average Assumptions

The fair value of each option grant was estimated on the grant date using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2012	2011	2010
Risk-free interest rate	0.8%	2.0%	2.3%
Dividend yield	—	—	—
Expected volatility	55.6%	45.9%	53.2%
Expected life (in years)	4.8	4.8	4.7

Restricted Stock Unit and Cash-settled Restricted Stock Unit Activity

Restricted stock unit and cash-settled restricted stock unit activity for the year ended October 31, 2012 was as follows:

	Share-Settled Restricted Stock Units		Cash-Settled Restricted Stock Units
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
	(in thousands)		(in thousands)
Nonvested at October 31, 2011	162	$35.54	393	$48.80
Granted	50	27.27	285	37.10
Vested	(93)	27.58	(158)	46.18
Forfeited	(1)	33.97	(57)	43.58

Nonvested at October 31, 2012	118	38.28	463	43.20